Significant Accounting Policies (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Cash and cash equivalents	$ 1,410	$ 1,533
Restricted bank deposits	332	247
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$ 1,742	$ 1,780	$ 1,482	$ 1,614